LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Schedule of Principal Actuarial Assumptions) (Details)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Interest rate weighted average	3.21%	2.12%
Inflation rate weighted average	2.41%	0.97%
Bottom of range [Member]
Disclosure of defined benefit plans [line items]
Expected turnover rate	9.00%	9.00%
Future salary increases	1.00%	1.00%
Top of range [Member]
Disclosure of defined benefit plans [line items]
Expected turnover rate	70.00%	56.00%
Future salary increases	6.00%	6.00%